Trade and Other Receivables - Summary of Trade and Other Receivables (Details)	Jun. 30, 2022 AUD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 AUD ($)	Jun. 30, 2021 USD ($)
Trade And Other Current Receivables [Abstract]
Trade debtors	$ 3,019,580	$ 2,587,528	$ 1,533,963	$ 1,305,421
Other receivables	538,436		509,000
Total current trade and other receivables	$ 3,558,016		$ 2,042,963